Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005490
Average Annual Return [Line Items]
Average Annual Return, Percent	15.51%		5.51%	8.01%
Without Sales Load [Member] | C000005491
Average Annual Return [Line Items]
Average Annual Return, Percent	15.20%		5.24%	7.74%
Without Sales Load [Member] | C000005492
Average Annual Return [Line Items]
Average Annual Return, Percent	14.97%		4.99%	7.48%
Without Sales Load [Member] | C000244821
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	14.24%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	6.00%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%		5.52%	7.05%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%		5.52%	7.05%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%		5.52%	7.05%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%	13.40%